Other Expenses (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Expenses
Other expenses for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Cost of operating leases	¥30,281	¥22,922	¥23,225
Cost related to disposal of assets leased	3,212	301	—
Cost related to IT solution services and IT systems	94,071	89,762	84,691
Provision for interest repayment	28,818	31,596	38,344
Losses on disposal of property, plant and equipment, and other intangible assets	6,377	3,856	3,725
Impairment losses of property, plant and equipment	31,617	43,708	10,959
Impairment losses of intangible assets	135,519	55,816	42,846
Losses on sales of investments in subsidiaries and associates	8,216	—	680
Impairment losses of investments in associates and joint ventures (1)	56,461	42,460	12,537
Others	107,775	78,138	66,872

Total other expenses	¥502,347	¥368,559	¥283,879

(1)
For the fiscal years ended March 31, 2023, 2022 and 2021, the Group recognized an impairment loss of ¥33,932 million, ¥42,218 million and ¥10,391 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.